Deferred IPO costs	12 Months Ended
Sep. 30, 2024
Deferred Ipo Costs
Deferred IPO costs	(4) Deferred IPO costs Deferred IPO costs consist of the following as of September 30, 2024, and 2023:
	2024	2023
IPO legal fees	$259,842	178,936
IPO audit fees	75,667	46,096
Total	$335,509	$225,032